Revenues (Details) - Schedule of revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Formal education services
Revenue from customers	¥ 342,506	¥ 337,314	¥ 306,245
Educational Services [Member]
Formal education services
Revenue from customers	211,197	192,383	207,424
Boarding [Member]
Formal education services
Revenue from customers	7,609	19,248	15,768
Sale of Educational Materials [Member]
Formal education services
Revenue from customers	21,205	40,468	37,865
Subtotal [Member]
Formal education services
Revenue from customers	240,011	252,099	261,057
Tuition Income from Training Programs [Member]
Formal education services
Revenue from customers	28,521	17,765	12,043
Education and Management Service Fees [Member]
Formal education services
Revenue from customers	30,868	15,104	1,849
Others [Member]
Formal education services
Revenue from customers	995	1,399	5,238
Revenue from Customers [Member]
Formal education services
Revenue from customers	300,395	286,367	280,187
Revenue from Governments Cooperative Agreements [Member]
Formal education services
Revenue from customers	¥ 42,111	¥ 50,947	¥ 26,058